Rehabilitation and Closure Cost Provision (Tables)	12 Months Ended
Apr. 30, 2018
Text block1 [abstract]
Description of Changes to the reclamation

Changes to the reclamation and closure cost balance during the year are as follows:

	April 30, 2018	April 30, 2017
Balance, beginning of year	$1,131	$1,091
Accretion expense	64	80
Foreign exchange fluctuation	(33)	(40)

Balance, end of year	$1,162	$1,131